Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares	60,730
Earnout Shares | Other liabilities
Other liabilities and provisions
Liabilities, fair value	$ 27		$ 76
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.50		0.50
Change in valuation of the Public and Private Warrants	$ 49	$ 130
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 10		$ 17
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ (10)		(17)
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.50
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	19.50
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares	$ 11.50
Warrant exercise period	5 years
AMP Private Warrants | Other liabilities
Other liabilities and provisions
Warrant liability	$ 2		$ 7
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.50		0.50
Change in valuation of the Public and Private Warrants	$ 5	$ 16
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ (1)